EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details) - Conditional shares	12 Months Ended
	Jun. 30, 2024 shares R / shares	Jun. 30, 2023 shares R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	9,524,238	7,593,670
Conditional shares granted (in shares)	2,860,551	4,922,751
Weighted average price (R per share) | R / shares	17.07	11.44
Conditional shares forfeited (in shares)	(265,061)	(276,579)
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	10,506,564	9,524,238
Number of share options expired in share-based payment arrangement	(806,582)	0
December 2, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	1,588,120
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	0	1,588,120
October 22, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	3,081,179
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	3,122,592	3,081,179
October 20, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	4,854,939
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	4,621,908	4,854,939
October 19, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement at the beginning of the year (in shares)	0
Number of share options outstanding in share-based payment arrangement at the end of the year (in shares)	2,762,064	0